STOCK BASED COMPENSATION - Additional Information (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation expense	$ 497,164	$ 614,115	$ 1,866,095	$ 2,490,409
Issuance of fully vested common stock for services			12,500
2022 Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares available for grant	174,000		66,000
ESPP [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares available for grant	43,000		10,000
Consultants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation expense	$ 219,316	69,800	$ 178,877	458,174
Non-employee Consultants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock required not yet issued	3,830,189
Equity classified common stock	1,000,000
Common stock relating to services previously provided	500,000
Common stock relating to services to be provided	500,000
Liability classified common stock	2,830,189
Stock based compensation expense for equity-classified awards	$ 136,384
Accrued Expenses [Member] | Non-employee Consultants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock based compensation expense for equity-classified awards	51,073
Prepaid Expenses and Other Current Assets [Member] | Non-employee Consultants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock based compensation expense for equity-classified awards	131,000
Restricted Stock Units [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total grant date fair value of RSUs awarded			246,000	1,709,217
Total grant date fair value of RSUs vested	216,846	$ 240,090	1,284,257	1,730,895
Unrecognized stock-based compensation costs	$ 787,329		$ 995,162
Unrecognized stock-based compensation costs, remaining weighted average period	6 months 7 days		10 months 2 days
Employee Stock Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized stock-based compensation costs	$ 570,832		$ 702,471
Unrecognized stock-based compensation costs, remaining weighted average period	2 years 1 month 17 days		2 years 2 months 15 days
Agrgregate instrinsic value of options exercised			$ 0	$ 1,040
Stock options expiration period	10 years		10 years
Stock options vesting period	4 years		4 years
Remainder vesting period	3 years		3 years
Stock vesting percentage	25.00%		25.00%
Employee Stock Option [Member] | Employees and Consultants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted-average grant date fair value of options granted	$ 0	$ 0.17	$ 3.17	$ 19.2